Allowance for Credit Losses (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2021 INR (₨)		Mar. 31, 2021 USD ($)		Mar. 31, 2020 INR (₨)		Mar. 31, 2019 INR (₨)		Mar. 31, 2021 USD ($)
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period		₨ 198,833.2		$ 2,718.7		₨ 148,232.0		₨ 112,507.2
Write-offs		(119,470.7)		(1,633.5)		(92,679.6)		(53,331.6)
Net allowance for credit losses		183,153.2	[1]	2,504.1	[1]	143,280.8	[2]	89,056.4	[3]
Allowance for credit losses, end of the period		343,528.7		4,696.9		198,833.2		148,232.0
Allowance for credit losses:
Allowance individually evaluated for impairment		36,933.6				26,426.4		20,233.2		$ 505.0
Allowance collectively evaluated for impairment		306,595.1				172,406.8		127,998.8		4,191.9
Loans:
Loans individually evaluated for impairment		46,553.7				35,423.4		38,153.7		636.5
Loans collectively evaluated for impairment		11,997,164.2				10,588,432.2		9,073,310.9		$ 164,030.2
Impact of ASC 326 Adoption
Financing Receivable, Allowance for Credit Loss [Line Items]
Impact of Adopting ASC 326		81,013.0		$ 1,107.6
Auto loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period		19,219.0
Write-offs		(13,263.5)
Net allowance for credit losses	[1]	23,559.7
Allowance for credit losses, end of the period		39,396.1				19,219.0
Allowance for credit losses:
Allowance individually evaluated for impairment		34.7
Allowance collectively evaluated for impairment		39,361.4
Loans:
Loans individually evaluated for impairment		49.5
Loans collectively evaluated for impairment		964,003.7
Auto loans | Impact of ASC 326 Adoption
Financing Receivable, Allowance for Credit Loss [Line Items]
Impact of Adopting ASC 326		9,880.9
Personal loans/Credit card
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period		47,097.1
Write-offs		(61,571.8)
Net allowance for credit losses	[1]	86,464.6
Allowance for credit losses, end of the period		110,081.0				47,097.1
Allowance for credit losses:
Allowance individually evaluated for impairment		4.0
Allowance collectively evaluated for impairment		110,077.0
Loans:
Loans individually evaluated for impairment		4.2
Loans collectively evaluated for impairment		2,042,723.0
Personal loans/Credit card | Impact of ASC 326 Adoption
Financing Receivable, Allowance for Credit Loss [Line Items]
Impact of Adopting ASC 326		38,091.1
Retail Business Banking
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period		32,860.3
Write-offs		(14,951.6)
Net allowance for credit losses	[1]	20,432.2
Allowance for credit losses, end of the period		42,288.4				32,860.3
Allowance for credit losses:
Allowance individually evaluated for impairment		3,540.7
Allowance collectively evaluated for impairment		38,747.7
Loans:
Loans individually evaluated for impairment		3,560.8
Loans collectively evaluated for impairment		2,004,285.1
Retail Business Banking | Impact of ASC 326 Adoption
Financing Receivable, Allowance for Credit Loss [Line Items]
Impact of Adopting ASC 326		3,947.5
Commercial vehicle and construction equipment finance
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period		20,463.4
Write-offs		(15,921.5)
Net allowance for credit losses	[1]	21,489.3
Allowance for credit losses, end of the period		26,356.7				20,463.4
Allowance for credit losses:
Allowance individually evaluated for impairment		59.6
Allowance collectively evaluated for impairment		26,297.1
Loans:
Loans individually evaluated for impairment		59.7
Loans collectively evaluated for impairment		805,270.1
Commercial vehicle and construction equipment finance | Impact of ASC 326 Adoption
Financing Receivable, Allowance for Credit Loss [Line Items]
Impact of Adopting ASC 326		325.5
Housing loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period		1,700.7
Write-offs		(190.8)
Net allowance for credit losses	[1]	1,408.6
Allowance for credit losses, end of the period		4,578.0				1,700.7
Allowance for credit losses:
Allowance individually evaluated for impairment		0.0
Allowance collectively evaluated for impairment		4,578.0
Loans:
Loans collectively evaluated for impairment		702,235.5
Housing loans | Impact of ASC 326 Adoption
Financing Receivable, Allowance for Credit Loss [Line Items]
Impact of Adopting ASC 326		1,659.5
Other Retail
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period		37,864.3
Write-offs		(9,942.8)
Net allowance for credit losses	[1]	21,073.4
Allowance for credit losses, end of the period		49,229.2				37,864.3
Allowance for credit losses:
Allowance individually evaluated for impairment		72.1
Allowance collectively evaluated for impairment		49,157.1
Loans:
Loans individually evaluated for impairment		92.7
Loans collectively evaluated for impairment		1,306,548.3
Other Retail | Impact of ASC 326 Adoption
Financing Receivable, Allowance for Credit Loss [Line Items]
Impact of Adopting ASC 326		234.3
Wholesale loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period		39,628.4
Write-offs		(3,628.7)
Net allowance for credit losses	[1]	8,725.4
Allowance for credit losses, end of the period		71,599.3				39,628.4
Allowance for credit losses:
Allowance individually evaluated for impairment		33,222.5
Allowance collectively evaluated for impairment		38,376.8
Loans:
Loans individually evaluated for impairment		42,786.8
Loans collectively evaluated for impairment		4,172,098.5
Wholesale loans | Impact of ASC 326 Adoption
Financing Receivable, Allowance for Credit Loss [Line Items]
Impact of Adopting ASC 326		26,874.2
Specific allowance for credit losses | Retail Loans | Auto loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period		7,814.5				6,169.0		3,682.2
Write-offs						(11,524.3)		(9,155.3)
Net allowance for credit losses						13,169.8	[2]	11,642.1	[3]
Allowance for credit losses, end of the period						7,814.5		6,169.0
Allowance for credit losses:
Allowance individually evaluated for impairment						0.0		0.0
Allowance collectively evaluated for impairment						7,814.5		6,169.0
Loans:
Loans individually evaluated for impairment						0.0		0.0
Loans collectively evaluated for impairment						15,279.2		13,606.7
Specific allowance for credit losses | Retail Loans | Personal loans/Credit card
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period		8,535.1				9,694.0		6,182.6
Write-offs						(41,646.3)		(25,197.0)
Net allowance for credit losses						40,487.4	[2]	28,708.4	[3]
Allowance for credit losses, end of the period						8,535.1		9,694.0
Allowance for credit losses:
Allowance individually evaluated for impairment								0.0
Allowance collectively evaluated for impairment						8,535.1		9,694.0
Loans:
Loans individually evaluated for impairment						0.0		0.0
Loans collectively evaluated for impairment						14,481.7		15,781.5
Specific allowance for credit losses | Retail Loans | Retail Business Banking
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period		21,687.4				21,595.3		18,709.4
Write-offs						(9,379.0)		(6,665.5)
Net allowance for credit losses						9,471.1	[2]	9,551.4	[3]
Allowance for credit losses, end of the period						21,687.4		21,595.3
Allowance for credit losses:
Allowance individually evaluated for impairment						0.0		0.0
Allowance collectively evaluated for impairment						21,687.4		21,595.3
Loans:
Loans individually evaluated for impairment						0.0		0.0
Loans collectively evaluated for impairment						32,866.3		29,945.0
Specific allowance for credit losses | Retail Loans | Commercial vehicle and construction equipment finance
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period		11,607.3				6,544.8		4,806.1
Write-offs						(10,838.5)		(4,812.8)
Net allowance for credit losses						15,901.0	[2]	6,551.5	[3]
Allowance for credit losses, end of the period						11,607.3		6,544.8
Allowance for credit losses:
Allowance individually evaluated for impairment						0.0		0.0
Allowance collectively evaluated for impairment						11,607.3		6,544.8
Loans:
Loans individually evaluated for impairment						0.0		0.0
Loans collectively evaluated for impairment						22,992.2		11,254.9
Specific allowance for credit losses | Retail Loans | Housing loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period		1,414.7				1,105.2		974.4
Write-offs						(130.3)		(93.3)
Net allowance for credit losses						439.8	[2]	224.1	[3]
Allowance for credit losses, end of the period						1,414.7		1,105.2
Allowance for credit losses:
Allowance individually evaluated for impairment						0.0		0.0
Allowance collectively evaluated for impairment						1,414.7		1,105.2
Loans:
Loans individually evaluated for impairment						0.0		0.0
Loans collectively evaluated for impairment						2,921.3		2,157.1
Specific allowance for credit losses | Retail Loans | Other Retail
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period		24,116.5				20,441.5		12,922.8
Write-offs						(12,833.1)		(5,652.0)
Net allowance for credit losses						16,508.1	[2]	13,170.7	[3]
Allowance for credit losses, end of the period						24,116.5		20,441.5
Allowance for credit losses:
Allowance individually evaluated for impairment						0.0		0.0
Allowance collectively evaluated for impairment						24,116.5		20,441.5
Loans:
Loans individually evaluated for impairment						0.0		0.0
Loans collectively evaluated for impairment						33,462.8		29,523.6
Specific allowance for credit losses | Wholesale loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period		26,426.4				20,233.2		15,323.0
Write-offs						(6,328.1)		(1,755.7)
Net allowance for credit losses						12,521.3	[2]	6,665.9	[3]
Allowance for credit losses, end of the period						26,426.4		20,233.2
Allowance for credit losses:
Allowance individually evaluated for impairment						26,426.4		20,233.2
Allowance collectively evaluated for impairment						0.0		0.0
Loans:
Loans individually evaluated for impairment						35,423.4		38,153.7
Loans collectively evaluated for impairment						0.0		0.0
Unallocated allowance for credit losses | Retail Loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period		84,029.4				52,941.1		42,147.4
Write-offs						0.0		0.0
Net allowance for credit losses						31,088.3	[2]	10,793.7	[3]
Allowance for credit losses, end of the period						84,029.4		52,941.1
Allowance for credit losses:
Allowance individually evaluated for impairment								0.0
Allowance collectively evaluated for impairment						84,029.4		52,941.1
Loans:
Loans individually evaluated for impairment								0.0
Loans collectively evaluated for impairment						6,918,796.9		6,135,634.8
Unallocated allowance for credit losses | Wholesale loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period		₨ 13,201.9				9,507.9		7,759.3
Write-offs						0.0		0.0
Net allowance for credit losses						3,694.0	[2]	1,748.6	[3]
Allowance for credit losses, end of the period						13,201.9		9,507.9
Allowance for credit losses:
Allowance individually evaluated for impairment								0.0
Allowance collectively evaluated for impairment						13,201.9		9,507.9
Loans:
Loans individually evaluated for impairment						0.0		0.0
Loans collectively evaluated for impairment						₨ 3,547,631.8		₨ 2,835,407.3

[1]	Net allowances for credit losses charged to expense does not include the recoveries against write-off cases amounting to Rs 28,919.8 million (US$ 395.4 million). Recoveries from retail loans is Rs. 28,605.8 million and from wholesale loans is Rs. 314.0 million.
[2]	Net allowances for credit losses charged to expense does not include the recoveries against write-off cases amounting to Rs 25,658.9 million. Recoveries from retail loans is Rs. 22,548.7 million and from wholesale loans is Rs. 3,110.2 million.
[3]	Net allowances for credit losses charged to expense does not include the recoveries against write-off cases amounting to Rs 16,777.1 million . Recoveries from retail loans is Rs. 16,590.9 million and from wholesale loans is Rs. 186.2 million.